Consolidated Statements of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Capital Stock	Additional paid-in capital	Retained earnings	Reserve repurchase and recoloration of shares	Accumulated Other comprehensive income (loss), net (Note 19)	Total controlling interest	Non- controlling Interest	Total
Balance at Dec. 31, 2020	$ 2,832,268	$ 4,575,233	$ 20,795,069	$ 2,898,348	$ 1,881,731	$ 32,982,649	$ 36,010	$ 33,018,659
Repurchase of own capital stock, net				(74,497)		(74,497)		(74,497)
Comprehensive income (loss)			9,444,208		(593,453)	8,850,755	5,151	8,855,906
Balance at Dec. 31, 2021	2,832,268	4,575,233	30,239,277	2,823,851	1,288,278	41,758,907	41,161	41,800,068
Repurchase of own capital stock, net				(90,129)		(90,129)		(90,129)
Comprehensive income (loss)			7,862,671		(1,574,720)	6,287,951	(3,514)	6,284,437
Balance at Dec. 31, 2022	2,832,268	4,575,233	38,101,948	2,733,722	(286,442)	47,956,729	37,647	47,994,376
Repurchase of own capital stock, net				(89,042)		(89,042)		(89,042)
Comprehensive income (loss)			4,282,906		(2,369,969)	1,912,937	(12,806)	1,900,131
Balance at Dec. 31, 2023	$ 2,832,268	$ 4,575,233	$ 42,384,854	$ 2,644,680	$ (2,656,411)	$ 49,780,624	$ 24,841	$ 49,805,465